Note 7 - Stockholders' Deficit - Shares Reserved for Future Issuance (Details) - shares shares in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Common stock options issued and outstanding (in shares)	19,222	19,222	19,222
Total (in shares)	127,294	127,294	127,294
Warrants Reserve for Series A Convertible Preferred Stock [Member]
Warrants for Series A convertible preferred stock (in shares)	330	330	330
Series A Preferred Stock [Member]
Series A convertible preferred stock (in shares)	56,673	56,673	56,673
Series B Preferred Stock [Member]
Series A convertible preferred stock (in shares)	51,069	51,069	51,069